Contingency and Capital Commitments (Tables)	6 Months Ended
Sep. 30, 2023
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Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities
The table below shows the nominal amounts of undrawn loan commitments, and financial guarantees and other credit-related contingent liabilities at September 30, 2023 and March 31, 2023.

	At September 30, 2023	At March 31, 2023

	(In millions)
Loan commitments	¥85,878,811	¥79,068,816
Financial guarantees and other credit-related contingent liabilities	14,605,432	13,693,772

Total	¥100,484,243	¥92,762,588